Expense Example, No Redemption - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Strategic Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 492
3 Years	688
5 Years	899
10 Years	1,509
Fidelity Advisor Strategic Income Fund - Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,799
Fidelity Advisor Strategic Income Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	688
5 Years	899
10 Years	1,509
Fidelity Advisor Strategic Income Fund - Class I
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	859
Fidelity Advisor Strategic Income Fund - Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738